Fair Value Measurement	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurement
14.	FAIR VALUE MEASUREMENT

Measured or disclosed at fair value on a recurring basis

The Group measured its financial assets and liabilities, including cash and cash equivalents, short-term investments and long-term debt on a recurring basis as of December 31, 2018 and 2019. Cash and cash equivalents are classified within Level 1 of the fair value hierarchy because they are valued based on the quoted market price in an active market. The carrying amounts of short-term investments approximate their fair values due to their short-term maturity and are within Level 2 of the fair value hierarchy. The carrying amount of long-term debt approximates fair value as its interest rates are at the same level of current market yield for comparable debts.

Measured or disclosed at fair value on a non-recurring basis

The Group measures long-term investments at fair value on a nonrecurring basis whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable.